Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Long-Term Bank Loans

	Interest rates and final maturity	2016	2017
RMB denominated bank loans	Fixed interest rates ranging from 1.08% to 1.20% (2016: 1.08% to 1.20%) per annum with maturity through 2036 (2016: maturity through 2036)	4,246	3,533

USD denominated bank loans	Fixed interest rates ranging from Nil to 1.55% (2016: Nil to 1.55%) per annum with maturity through 2039 (2016: maturity through 2039)	321	278

Euro denominated bank loans	Fixed interest rates ranging from 1.10% to 2.50% (2016: 1.10% to 2.50%) per annum with maturity through 2034 (2016: maturity through 2034)	89	72

Sub-total		4,656	3,883
Less: Current portion		(161)	(410)

		4,495	3,473

Summary of Repayment Schedule of Long-Term Bank Loans

The repayment schedule of the long-term bank loans is as follows:

	2016	2017
Balances due:
- no later than one year	161	410
- later than one year and no later than two years	385	423
- later than two years and no later than five years	1,047	1,175
- later than five years	3,063	1,875

	4,656	3,883
Less: Portion classified as current liabilities	(161)	(410)

	4,495	3,473